UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

November 30, 2008

California Tax-Free Money Market   – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                   Value

MUNICIPAL SECURITIES — 97.3%
CALIFORNIA — 94.3%
$2,000,000	ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing Rev., Series 2002 A, (The Arbors Apartments), VRDN, 0.75%, 12/3/08 (FNMA) (SBBPA: FNMA)	$2,000,000
5,270,000	ABAG Finance Auth. for Nonprofit Corps. Rev., (Francis Parker School), VRDN, 1.00%, 12/4/08 (LOC: Bank of New York)	5,270,000
3,980,000	ABAG Finance Auth. for Nonprofit Corps. Rev., (Institute Defense Analyses), VRDN, 0.90%, 12/4/08 (LOC: Branch & Banking Trust)	3,980,000
2,915,000	ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2004 B, (YMCA San Francisco), VRDN, 0.70%, 12/4/08 (LOC: Wells Fargo Bank N.A.)	2,915,000
1,940,000	Alameda-Contra Costa Schools Financing Auth. COP, Series 2003 L, (Capital Improvement Financing), VRDN, 0.75%, 12/4/08 (LOC: Scotia Bank)	1,940,000
1,450,000	Alameda Public Financing Auth. Multifamily Housing Rev., Series 2005 A, (Eagle Village/Parrot Village Apartments), VRDN, 1.00%, 12/4/08 (LOC: FNMA)	1,450,000
3,745,000	Apple Valley COP, (Public Facilities Financing), VRDN, 1.07%, 12/4/08 (LOC: Union Bank of California and California State Teacher's Retirement)	3,745,000
5,315,000	Austin Trust Various States GO, Series 2008-1154, VRDN, 1.43%, 12/4/08 (FSA) (SBBPA: Bank of America N.A.)(1)	5,315,000
7,180,000	Austin Trust Various States GO, Series 2008-3016X, VRDN, 1.43%, 12/4/08 (FSA) (SBBPA: Bank of America N.A.)(1)	7,180,000
6,500,000	Austin Trust Various States GO, Series 2008-3019X, VRDN, 1.43%, 12/4/08 (FSA) (SBBPA: Bank of America N.A.)	6,500,000
5,750,000	Austin Trust Various States GO, Series 2008-3020X, VRDN, 1.43%, 12/4/08 (FSA) (SBBPA: Bank of America N.A.)	5,750,000
1,500,000	Austin Trust Various States GO, Series 2008-3318, VRDN, 1.53%, 12/4/08 (AGC) (SBBPA: Bank of America N.A.)	1,500,000
3,435,000	Austin Trust Various States GO, Series 2008-3501, VRDN, 1.43%, 12/4/08 (FSA) (SBBPA: Bank of America N.A.)	3,435,000
1,200,000	Austin Trust Various States Rev., Series 2008-3013X, VRDN, 0.88%, 12/4/08 (SBBPA: Bank of America N.A.)(1)	1,200,000
5,000,000	Austin Trust Various States Rev., Series 2008-3305, VRDN , 0.88%, 12/4/08 (SBBPA: Bank of America N.A.)(1)	5,000,000
2,300,000	Barstow Multifamily Housing Rev., (Desert Vista Apartments), VRDN, 0.63%, 12/3/08 (LOC: FHLB)	2,300,000
4,585,000	Beaumont Utility Auth. Rev., Series 2001 A, (Wastewater Enterprise), VRDN, 0.70%, 12/3/08 (LOC: Union Bank of California and California State Teacher's Retirement)	4,585,000
7,500,000	California Communities Tax & Rev. Anticipation Note Program Rev., Series 2008 A-3, 3.00%, 6/30/09	7,557,996
10,775,000	California Department of Water Resources Power Supply Rev., Series 2002 B-2, VRDN, 0.65%, 12/1/08 (LOC: BNP Paribas)	10,775,000
300,000	California Department of Water Resources Power Supply Rev., Series 2005 F-1, VRDN, 0.50%, 12/1/08 (LOC: Lloyds TSB Bank plc)	300,000
3,400,000	California Educational Facilities Auth. Rev., (Chapman University), VRDN, 0.70%, 12/3/08 (LOC: Allied Irish Bank plc)	3,400,000
2,955,000	California Educational Facilities Auth. Rev., Series 2002 A, (Art Center Design College), VRDN, 0.70%, 12/4/08 (LOC: Allied Irish Bank plc)	2,955,000
7,405,000	California Educational Facilities Auth. Rev., Series 2002 B, (Art Center Design College), VRDN, 0.80%, 12/4/08 (LOC: Allied Irish Bank plc)	7,405,000
4,400,000	California Educational Facilities Auth. Rev., Series 2006 A, (Carnegie Institute of Washington), VRDN, 0.75%, 12/3/08 (SBBPA: Suntrust Bank)	4,400,000
1,595,000	California Educational Facilities Auth. Rev., Series 2008-2495, (PUTTERs), VRDN, 0.98%, 12/5/08 (SBBPA: JPMorgan Chase Bank N.A.)(1)	1,595,000

California Tax-Free Money Market   – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                   Value

$4,955,000	California Enterprise Development Auth. Rev., (Community Hospice, Inc.), VRDN, 1.05%, 12/4/08 (LOC: Bank of New York)	$4,955,000
8,000,000	California Enterprise Development Auth. Rev., (Humane Society Silicon Valley), VRDN, 1.07%, 12/4/08 (LOC: U.S. Bank N.A.)	8,000,000
2,000,000	California GO, Series 2003 C3, VRDN, 0.52%, 12/4/08 (LOC: Landesbank Hessen-Thuringen Girozentrale, Bank of America N.A., and Bank of Nova Scotia)	2,000,000
1,200,000	California GO, Series 2003 C4, VRDN, 0.65%, 12/4/08 (LOC: Landesbank Hessen-Thuringen Girozentrale, Bank of America N.A., and Bank of Nova Scotia)	1,200,000
350,000	California GO, Series 2005 A3, VRDN, 0.55%, 12/3/08 (LOC: Bank of America N.A.)	350,000
2,750,000	California GO, Series 2006-1255, (PUTTERs), VRDN, 1.08%, 12/4/08 (BHAC) (SBBPA: JPMorgan Chase Bank N.A.)(1)	2,750,000
3,405,000	California GO, Series 2007-1724, (PUTTERs), VRDN, 3.50%, 12/4/08 (FSA) (SBBPA: JPMorgan Chase & Co.)(1)	3,405,000
20,000,000	California GO, Series 2008 A, (Rev. Anticipation Notes), 5.50%, 5/20/09	20,159,426
3,965,000	California GO, Series 2008-2654, (PUTTERs), VRDN, 3.50%, 12/4/08 (FSA) (SBBPA: JPMorgan Chase Bank N.A.)(1)	3,965,000
1,525,000	California Health Facilities Financing Auth. Rev., (Memorial Health Services). VRDN, 1.00%, 12/3/08	1,525,000
5,000,000	California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture), VRDN, 0.85%, 12/4/08 (LOC: City National Bank)	5,000,000
2,830,000	California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 1.17%, 12/4/08 (LOC: Bank of the West)	2,830,000
3,000,000	California Infrastructure & Economic Development Bank Rev., (Country Schools), VRDN, 1.05%, 12/4/08 (LOC: Bank of New York)	3,000,000
4,000,000	California Infrastructure & Economic Development Bank Rev., Series 2007 A, (Tobinworld), VRDN, 1.57%, 12/4/08 (LOC: Comerica Bank)	4,000,000
4,000,000	California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 4.00%, 2/1/09	4,011,952
3,010,000	California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Hillview Mental Health), VRDN, 1.57%, 12/4/08 (LOC: Comerica Bank)	3,010,000
10,400,000	California Infrastructure & Economic Development Bank Rev., Series 2008 C, (Orange County Performing Arts Center), VRDN, 0.70%, 12/4/08 (LOC: Allied Irish Bank plc)	10,400,000
3,600,000	California Infrastructure & Economic Development Bank Rev., Series 2008 D, (California Academy), VRDN, 0.50%, 12/1/08 (LOC: City National Bank)	3,600,000
1,500,000	California Municipal Finance Auth. Rev., (Gideon Hausner Jewish Day School), VRDN, 0.85%, 12/4/08 (LOC: U.S. Bank N.A.)	1,500,000
3,800,000	California Municipal Finance Auth. Rev., (Goodwill Industries of Orange County), VRDN, 0.55%, 12/4/08 (LOC: Wells Fargo Bank N.A.)	3,800,000
2,750,000	California Municipal Finance Auth. Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.90%, 12/4/08 (LOC: FHLB)	2,750,000
10,760,000	California State University Rev., Series 2006-1435, (PUTTERs), VRDN, 1.13%, 12/4/08 (LOC: JPMorgan Chase & Co.)(1)	10,760,000
1,500,000	California Statewide Communities Development Auth. Multifamily Housing Rev., Series 1999 J, (Foxwood Apartments), VRDN, 0.59%, 12/4/08 (LOC: Wells Fargo Bank N.A.)	1,500,000
7,500,000	California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2008-2680, (PUTTERs), VRDN, 1.13%, 12/4/08 (LOC: JPMorgan Chase Bank N.A.)(1)	7,500,000
1,600,000	California Statewide Communities Development Auth. Rev., (Archer School for Girls, Inc.), VRDN, 1.05%, 12/4/08 (LOC: Allied Irish Bank plc)	1,600,000
9,000,000	California Statewide Communities Development Auth. Rev., (House Ear Institute), VRDN, 1.57%, 12/4/08 (LOC: City National Bank)	9,000,000
2,765,000	California Statewide Communities Development Auth. Rev., (Masters College), VRDN, 0.70%, 12/4/08 (LOC: U.S. Bank N.A.)	2,765,000

California Tax-Free Money Market   – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                   Value

$7,000,000	California Statewide Communities Development Auth. Rev., Series 2007 A, VRDN, 0.85%, 12/3/08 (AGC) (SBBPA: Wells Fargo Bank N.A.)	$7,000,000
4,630,000	Chaffey Community College District GO, Series 2008-2718, (PUTTERs), VRDN, 1.48%, 12/4/08 (SBBPA: JPMorgan Chase Bank N.A.)(1)	4,630,000
300,000	City of Hanford Sewer System Rev., Series 1996 A, VRDN, 1.27%, 12/4/08 (LOC: Union Bank of California N.A.)	300,000
5,470,000	City of Moreno Valley COP, (1997 City Hall Refinancing), VRDN, 1.07%, 12/4/08 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	5,470,000
900,000	City of Novato Multifamily Housing Rev., (Nova-Ro III Senior Housing), VRDN, 0.80%, 12/4/08 (LOC: Bank of the West)	900,000
11,045,000	City of Reedley COP, VRDN, 1.08%, 12/4/08 (LOC: U.S. Bank N.A.)	11,045,000
5,600,000	City of Vallejo Water Rev., Series 2005 A, VRDN, 1.00%, 12/3/08 (LOC: JPMorgan Chase Bank N.A.)	5,600,000
2,505,000	Contra Costa Housing Auth. Multifamily Housing Rev., (Lakeshore), VRDN, 0.70%, 12/3/08 (LOC: Freddie Mac)	2,505,000
6,000,000	Deutsche Bank SPEARs/LIFERs Trust Various States GO, Series 2007 DB-416, VRDN, 0.93%, 12/8/08 (LOC: Deutsche Bank AG)(1)	6,000,000
7,500,000	Diamond Bar Public Financing Auth. Lease Rev., Series 2002 A, (Community/Senior Center), VRDN, 1.05%, 12/3/08 (LOC: Union Bank of California N.A.)	7,500,000
6,160,000	Eastern Municipal Water District Water & Sewer Rev. COP, Series 2008 A, VRDN, 0.70%, 12/4/08 (SBBPA: Wells Fargo Bank N.A.)	6,160,000
9,000,000	Eastern Municipal Water District Water & Sewer Rev. COP, Series 2008 E, VRDN, 0.70%, 12/3/08 (SBBPA: Lloyds TSB Bank plc)	9,000,000
5,375,000	El Monte COP, Series 2003 A, (Community Improvement), VRDN, 1.07%, 12/4/08 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	5,375,000
8,000,000	Elsinore Valley Municipal Water District COP, Series 2008 B, VRDN, 1.05%, 12/4/08 (LOC: Allied Irish Bank plc)	8,000,000
2,820,000	Fremont COP, (Capital Improvement Funding), VRDN, 0.75%, 12/4/08 (LOC: Scotia Bank)	2,820,000
27,445,000	Inland Valley Development Agency Tax Allocation Rev., VRDN, 0.70%, 12/3/08 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	27,445,000
1,250,000	Irvine Ranch Water District Rev., VRDN, 0.70%, 12/1/08 (LOC: Bank of America N.A.)	1,250,000
5,940,000	JPMorgan Chase Drivers Trust Rev., Series 2008-3229, (PUTTERs), VRDN, 0.98%, 12/5/08 (SBBPA: JPMorgan Chase Bank N.A.)(1)	5,940,000
1,150,000	Lake Elsinore Recreation Auth. Rev., Series 2000 A, (Public Facilities), VRDN, 0.70%, 12/3/08 (LOC: California State Teacher's Retirement)	1,150,000
7,000,000	Long Beach Health Facilities Rev., (Memorial Health Services), VRDN, 1.00%, 12/3/08	7,000,000
1,100,000	Los Angeles COP, Series 2006 A, (Notre Dame High School), VRDN, 1.05%, 12/4/08 (LOC: Allied Irish Bank plc)	1,100,000
5,000,000	Los Angeles County Tax & Rev. Anticipation Notes Rev., Series 2008 A, 3.00%, 6/30/09	5,040,403
20,000,000	Los Angeles Tax & Rev. Anticipation Notes GO, 3.00%, 6/30/09	20,165,388
2,000,000	Los Angeles Unified School District GO, Series 2000 D, (Election of 1997), 5.50%, 7/1/09	2,043,581
4,995,000	Los Angeles Unified School District GO, Series 2008-2748, (PUTTERs), VRDN, 1.68%, 12/4/08 (FSA) (SBBPA: JPMorgan Chase Bank N.A.)	4,995,000
8,000,000	Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, Series 2008 A, 3.00%, 7/30/09	8,077,173
3,000,000	Los Angeles Wastewater System Rev., Series 2008 G, VRDN, 0.60%, 12/4/08 (LOC: Bank of America N.A.)	3,000,000
3,675,000	Modesto Multifamily Housing Rev., Series 2008 A, (Valley Oak), VRDN, 0.70%, 12/4/08 (LOC: Freddie Mac)	3,675,000

California Tax-Free Money Market   – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                   Value

$1,700,000	Orange County Apartments Development Rev., Series 1998 J, (Trabuco Woods), VRDN, 0.65%, 12/4/08 (LOC: FNMA)	$1,700,000
3,595,000	Peralta Community College District GO, Series 2008-2682, (PUTTERs), VRDN, 1.68%, 12/4/08 (FSA) (SBBPA: JPMorgan Chase Bank N.A.)(1)	3,595,000
28,870,000	RBC Municipal Products, Inc. Trust Tax Allocation Rev., Series 2008 E5, VRDN, 1.00%, 12/4/08 (LOC: Royal Bank of Canada)(1)	28,870,000
3,000,000	Richmond Wastewater Rev., Series 2008 A, VRDN, 0.75%, 12/4/08 (LOC: Union Bank of California N.A.)	3,000,000
10,570,000	Sacaramento County COP, (Weekly Administrative Center & Courthouse), VRDN, 0.65%, 12/4/08 (LOC: Bayerische Landesbank)	10,570,000
3,300,000	San Bernardino County COP, (Capital Improvement Refunding), VRDN, 0.40%, 12/4/08 (LOC: BNP Paribas)	3,300,000
4,330,000	San Bernardino County Multifamily Housing Auth. Rev., Series 1993 A, (Rialto Heritage), VRDN, 1.05%, 12/4/08 (LOC: FHLB)	4,330,000
4,150,000	San Diego County & School District Tax & Rev. Anticipation Notes, 3.50%, 6/30/09	4,195,562
1,300,000	San Diego County COP, VRDN, 0.72%, 12/4/08 (LOC: Allied Irish Bank plc)	1,300,000
10,000,000	San Diego Unified School District Tax & Rev. Anticipation Notes GO , Series 2008 A, 3.00%, 7/1/09	10,078,295
9,670,000	San Francisco City & County Redevelopment Agency Community Facilities District No. 4 Rev., (Mission Bay North Public Improvements), VRDN, 1.00%, 12/4/08 (LOC: Bank of America N.A.)	9,670,000
8,400,000	Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2008 B, (Measure A), VRDN, 0.70%, 12/4/08 (SBBPA: JPMorgan Chase Bank N.A.)	8,400,000
5,200,000	Three Valleys Municipal Water District COP, (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities), VRDN, 0.65%, 12/3/08 (LOC: Wells Fargo Bank N.A.)	5,200,000
700,000	Triunfo County Sanitation District Rev., VRDN, 0.75%, 12/3/08 (LOC: BNP Paribas)	700,000
1,040,000	University of California Rev., Series 2008-2475, (PUTTERs), VRDN, 0.98%, 12/5/08 (SBBPA: JPMorgan Chase Bank N.A.)(1)	1,040,000
3,595,000	Upland Housing Auth. Multifamily Housing Rev., VRDN, 0.70%, 12/4/08 (LOC: Freddie Mac)	3,595,000
2,975,000	Victor Valley Community College District COP, (Capital Improvement Refinancing), VRDN, 0.50%, 12/4/08 (LOC: BNP Paribas and Union Bank of California N.A.)	2,975,000
2,080,000	West Covina Redevelopment Agency Rev., (Lakes Public Parking), VRDN, 0.70%, 12/3/08 (LOC: Allied Irish Bank plc)	2,080,000
9,000,000	West Hills Community College District COP, VRDN, 1.00%, 12/3/08 (LOC: Union Bank of California N.A.)	9,000,000
		514,574,776
PUERTO RICO — 3.0%
16,000,000	Puerto Rico Commonwealth Rev., Series 2008 A2, (Tax & Rev. Anticipation Notes), 3.00%, 7/30/09 (LOC: BNP Paribas)	16,141,686
TOTAL INVESTMENT SECURITIES — 97.3%		530,716,462
OTHER ASSETS AND LIABILITIES — 2.7%		14,898,111
TOTAL NET ASSETS — 100.0%	$545,614,573

California Tax-Free Money Market   – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
BHAC	-	Berskhire Hathaway Assurance Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LIFERs	-	Long Inverse Floating Exempt Receipts
LOC	-	Letter of Credit
MBIA	-	MBIA Insurance Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
SPEARs	-	Short Puttable Exempt Adjustable Receipts
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2008.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at November 30, 2008 was $98,745,000 which represented 18.1% of total net assets. None of these securities were considered illiquid.

California Tax-Free Money Market   – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities are valued at amortized cost, which approximates current market value. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of November 30, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$ 530,716,462
Level 3 – Significant Unobservable Inputs	-
$ 530,716,462

3. Federal Tax Information

As of  November 30, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$ 530,716,462

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Bond Fund

November 30, 2008

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

MUNICIPAL SECURITIES — 99.5%
CALIFORNIA — 92.8%
$5,565,000	Acalanes Union High School District GO, Series 2005 B, 5.25%, 8/1/24 (FSA)(1)	$ 5,611,301
600,000	Alameda County COP, (Santa Rita Jail), 5.375%, 6/1/09 (MBIA)(1)	605,496
1,385,000	Alameda County COP, Series 2001 A, 5.375%, 12/1/15 (MBIA)(1)	1,463,640
1,000,000	Antelope Valley Community College District GO, 5.00%, 8/1/18 (MBIA)(1)	1,047,220
1,000,000	Antelope Valley Community College District GO, Series 2007 C, (Election of 2004), 5.00%, 8/1/24 (MBIA)(1)	974,480
2,000,000	Antelope Valley Community College District GO, Series 2007 C, (Election of 2004), 5.00%, 8/1/25 (MBIA)(1)	1,929,680
1,000,000	Antelope Valley Community College District GO, Series 2007 C, (Election of 2004), 5.00%, 8/1/26 (MBIA)(1)	956,930
1,240,000	Banning Financing Auth. Rev., (Electric System), 5.00%, 6/1/21 (XLCA)(1)	1,126,490
1,305,000	Banning Financing Auth. Rev., (Electric System), 5.00%, 6/1/22 (XLCA)(1)	1,168,079
925,000	Banning Utility Auth. Rev., (Refunding and Improvement Projects), 5.25%, 11/1/35 (FGIC)(1)	810,605
5,000,000	Bay Area Toll Auth. Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	4,548,950
7,000,000	California Department of Water Resources Power Supply Rev., Series 2002 A, 5.375%, 5/1/12, Prerefunded at 101% of Par (XLCA)(1)(2)	7,826,000
3,750,000	California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/12(1)	3,994,613
2,450,000	California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,548,000
5,000,000	California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	4,903,300
2,500,000	California Department of Water Resources Power Supply Rev., Series 2008 K, 5.00%, 5/1/18(1)	2,538,775
15,000	California Department of Water Resources Water System Rev., (Central Valley), 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(2)	16,608
1,235,000	California Department of Water Resources Water System Rev., (Central Valley), 5.50%, 12/1/17(1)	1,289,760
5,000,000	California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (FGIC)(1)	5,414,300
5,000,000	California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	5,419,600
200,000	California Economic Recovery GO, Series 2004 C3, VRDN, 0.45%, 12/1/08 (State Guaranteed) (SBBPA: Landesbank Hessen-Thuringen Girozentrale)(1)	200,000
1,020,000	California Educational Facilities Auth. Rev., (Scripps College), 5.25%, 8/1/11, Prerefunded at 100% of Par (GO of University)(1)(2)	1,111,331
4,000,000	California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(1)	3,493,920
500,000	California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18(3)	525,215
700,000	California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19(3)	722,267
2,000,000	California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23(3)	1,993,480
275,000	California Educational Facilities Auth. Rev., Series 2000 B, (Pooled College & University), 6.625%, 6/1/10, Prerefunded at 101% of Par(1)(2)	297,182
1,330,000	California Educational Facilities Auth. Rev., Series 2000 B, (Pooled College & University), 6.625%, 6/1/10, Prerefunded at 101% of Par(1)(2)	1,437,278
2,500,000	California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	1,919,275
5,000,000	California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,489,800
4,480,000	California GO, 6.00%, 10/1/09 (Ambac-TCRS) (Bank of New York)(1)	4,641,325

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

2,500,000	California GO, 5.00%, 12/1/09 (Ambac-TCRS) (Bank of New York)(1)	2,582,025
$3,000,000	California GO, 5.00%, 3/1/10 (XLCA-ICR)(1)	$ 3,093,780
3,350,000	California GO, 5.75%, 4/1/10 (Ambac-TCRS) (Bank of New York)(1)	3,489,796
2,350,000	California GO, 5.25%, 10/1/10, Prerefunded at 100% of Par (FGIC-TCRS)(1)(2)	2,507,003
7,650,000	California GO, 5.25%, 10/1/10, Prerefunded at 100% of Par (FGIC-TCRS)(1)(2)	8,123,611
1,000,000	California GO, 5.50%, 3/1/11 (XLCA-ICR)(1)	1,049,690
5,000,000	California GO, 5.50%, 4/1/12 (MBIA)(1)	5,306,850
4,000,000	California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(2)	4,476,680
5,000,000	California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(2)	5,626,000
5,000,000	California GO, 5.00%, 3/1/14(1)	5,251,650
3,780,000	California GO, 5.25%, 11/1/15(1)	3,952,406
2,500,000	California GO, 5.25%, 3/1/38(1)	2,208,350
4,450,000	California GO, 5.00%, 4/1/38(1)	3,752,952
1,985,000	California Health Facilities Financing Auth. Rev., 5.70%, 12/1/24 (Ambac) (California Mortgage Insurance)(1)	1,866,734
2,000,000	California Health Facilities Financing Auth. Rev., Series 1998 A, (Kaiser Permanente), 5.25%, 6/1/11 (FSA)(1)	2,045,040
1,500,000	California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,535,730
3,335,000	California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,119,392
2,520,000	California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,018,192
1,000,000	California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), 3.45%, 11/15/40(1)	1,008,460
500,000	California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	519,375
3,250,000	California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,319,095
2,125,000	California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,126,296
1,000,000	California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,012,040
5,000,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(2)	5,218,650
1,075,000	California Infrastructure & Economic Development Bank Rev., Series 2006 A, (California Science Center Phase II), 4.25%, 5/1/13 (FGIC)(1)	1,081,912
2,500,000	California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	2,649,050
250,000	California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Jewish Community Center), 0.70%, 12/1/08 (LOC: Bank of America, N.A.)(1)	250,000
1,075,000	California Mobilehome Park Financing Auth. Rev., Series 2000 A, (Union City Tropics), 5.375%, 8/15/10, Prerefunded at 102% of Par (ACA)(1)(2)	1,164,139
1,605,000	California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(1)	1,606,252
1,145,000	California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(1)	1,047,664
2,000,000	California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(1)	1,748,900
1,450,000	California Public Works Board Lease Rev., Series 2005 A, (Department General Services - Butterfield), 5.00%, 6/1/15(1)	1,509,595
2,165,000	California Public Works Board Lease Rev., Series 2006 A, (Various California State University Projects), 5.00%, 10/1/11(1)	2,261,256
1,000,000	California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections and Rehabilitation - Monterey County State Prison), 5.25%, 11/1/18 (FGIC)(1)	975,880

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$1,000,000	California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)	$ 1,097,080
3,100,000	California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.25%, 7/1/12, Prerefunded at 101% of Par(1)(2)	3,456,252
1,500,000	California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(2)	1,711,035
1,250,000	California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	1,290,588
1,695,000	California Statewide Communities Development Auth. Rev., Series 2002 B, 5.20%, 10/1/18 (FSA)(1)	1,730,341
2,250,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18(1)	1,757,633
2,500,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27(1)	1,676,175
5,000,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	3,271,800
1,000,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	916,010
5,000,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17(1)	3,559,750
1,000,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22(1)	638,900
2,500,000	California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System/West), 5.00%, 3/1/37 (AGC)(1)	2,161,500
1,000,000	California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	817,790
1,000,000	Calleguas-Las Virgines Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (FGIC)(1)	1,009,700
3,115,000	Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	2,991,054
1,130,000	Carson Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.50%, 10/1/11 (MBIA)(1)	1,177,968
2,100,000	Castaic Lake Water Agency Rev. COP, Series 2001 A, 5.375%, 8/1/17 (MBIA)(1)	2,203,089
675,000	Central California Joint Powers Health Financing Auth. COP, (Community Hospitals), 5.25%, 2/1/10(1)	704,659
860,000	Central California Joint Powers Health Financing Auth. COP, (Community Hospitals), 5.25%, 2/1/10, Prerefunded at 101% of Par(1)(2)	905,821
1,595,000	Chabot Las Positas Community College District COP, 5.50%, 12/1/10 (FSA)(1)	1,658,481
1,070,000	Chaffey Community College District GO, Series 2002 A, 4.25%, 7/1/11 (FSA)(1)	1,116,138
1,765,000	Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/20 (MBIA)(1)	1,802,895
2,160,000	Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/21 (MBIA)(1)	2,181,298
1,000,000	Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/22 (MBIA)(1)	1,001,510
2,810,000	Chino Basin Regional Financing Auth. Rev., Series 2008 A, (Inland Empire Utilities Agency), 5.00%, 11/1/33 (Ambac)(1)	2,475,189
3,000,000	Chino Ontario Upland Water Facilities Auth. COP, Series 1997 A, (Agua de Lejos), 5.20%, 10/1/15 (FGIC)(1)	3,065,850
2,065,000	Coast Community College District GO, Series 2006 B, (Election of 2002), 5.00%, 8/1/17 (FSA)(1)	2,217,562
2,300,000	Eastern Municipal Water District Water & Sewer Rev. COP, Series 2001 A, 5.25%, 7/1/13 (FGIC)(1)	2,400,556
1,000,000	Eastern Municipal Water District Water & Sewer Rev. COP, Series 2008 H, 5.00%, 7/1/24(1)	967,360

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$2,115,000	El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	$ 2,361,397
1,000,000	Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/15 (MBIA)(1)	1,064,120
1,225,000	Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/16 (MBIA)(1)	1,303,547
1,225,000	Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (FSA)(1)	1,298,916
1,290,000	Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (FSA)(1)	1,367,839
10,000,000	Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, 7.30%, 1/1/26(1)(5)	4,042,500
1,250,000	Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/17 (Ambac)(1)	1,352,512
4,000,000	Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	3,863,120
1,150,000	Franklin-Mckinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,293,324
2,550,000	Fremont Union High School District GO, Series 2000 B, 5.25%, 9/1/10, Prerefunded at 100% of Par(1)(2)	2,701,419
2,375,000	Glendora Unified School District GO, Series 2006 A, (Election of 2005), 5.25%, 8/1/30 (MBIA)(1)	2,242,760
4,440,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(2)	5,109,907
5,000,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	2,826,200
5,500,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	3,467,640
1,300,000	Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)(1)	1,334,957
1,360,000	Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)	1,388,750
2,700,000	Hillsborough School District GO, (Bond Anticipation Notes), 3.60%, 9/1/13(1)(5)	2,226,042
1,190,000	Imperial Irrigation District COP, (Water Systems), 5.50%, 7/1/09 (Ambac)(1)	1,209,921
1,675,000	Imperial Irrigation District COP, (Water Systems), 5.50%, 7/1/16 (Ambac)(1)	1,753,155
945,000	Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, 5.00%, 5/1/23 (Ambac)(1)	834,152
825,000	Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13(1)	750,280
635,000	Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16(1)	540,633
790,000	Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20(1)	620,877
110,000	Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 3.80%, 2/1/10(1)	108,985
120,000	Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.00%, 2/1/11(1)	117,745
125,000	Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)	118,815
475,000	Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 5.30%, 2/1/24(1)	385,757
500,000	Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 5.40%, 2/1/29(1)	387,555
2,030,000	Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,096,097
750,000	Long Beach Bond Finance Auth. Tax Allocation Rev., Series 2002 A, (North Long Beach Redevelopment), 5.00%, 8/1/10 (Ambac)(1)	768,427

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$ 680,000	Long Beach Bond Finance Auth. Tax Allocation Rev., Series 2002 A, (North Long Beach Redevelopment), 5.00%, 8/1/11 (Ambac)(1)	$ 697,728
2,500,000	Los Altos School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,589,900
1,000,000	Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/19(1)	1,043,520
1,000,000	Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/21(1)	1,010,410
1,030,000	Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Package), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	912,281
1,155,000	Los Angeles Convention and Exhibition Center Auth. Lease Rev., Series 1993 A, 6.00%, 8/15/10 (MBIA-IBC)(1)	1,224,623
3,000,000	Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13 (FSA)(1)	3,179,730
6,680,000	Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16 (FSA)(1)	7,080,199
1,000,000	Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	953,120
750,000	Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	768,338
3,130,000	Los Angeles Department of Water & Power Rev., Series 2001 AA1, (Power System), 5.25%, 7/1/10 (MBIA)(1)	3,273,417
5,000,000	Los Angeles Department of Water & Power Rev., Series 2006 A1, (Water System), 5.00%, 7/1/36 (Ambac)(1)	4,538,450
5,000,000	Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,693,350
3,735,000	Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,564,796
1,000,000	Los Angeles Municipal Improvement Corp. Lease Rev., Series 2007 A, (Capital Equipment), 5.00%, 8/1/14 (FGIC)(1)	1,052,130
3,500,000	Los Angeles Unified School District GO, 5.50%, 7/1/12 (MBIA)(1)	3,799,460
5,000,000	Los Angeles Unified School District GO, Series 2002 E, (Election of 1997), 5.00%, 7/1/11 (MBIA)(1)	5,287,150
2,500,000	Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (FSA)(1)	2,653,350
2,035,000	Los Angeles Unified School District GO, Series 2005 A1, 5.00%, 7/1/25 (FGIC)(1)	1,946,437
1,390,000	Los Gatos-Saratoga Joint Union High School District GO, Series 2002 C, (Election of 1998), 5.375%, 6/1/12, Prerefunded at 101% of Par (FSA)(1)(2)	1,556,661
575,000	Lynwood Public Financing Auth. Lease Rev., Series 2003 A, (Public Capital Improvement), 4.125%, 9/1/12 (Ambac)(1)	573,839
1,520,000	Mojave Unified School District No. 1 Facilities Improvement GO, 5.25%, 8/1/20 (FGIC)(1)	1,548,318
1,485,000	Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,544,014
4,065,000	M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (MBIA)(1)	4,181,787
2,305,000	M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (MBIA)(1)	2,358,960
1,000,000	M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (MBIA)(1)	1,018,000
900,000	Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/09 (AGC)(1)	908,676
1,255,000	Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/11 (AGC)(1)	1,257,573
1,745,000	Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/12 (AGC)(1)	1,733,972

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$1,690,000	Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	$ 1,656,555
1,085,000	Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,049,238
3,610,000	Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.20%, 9/1/17(1)	3,224,957
1,225,000	Oceanside COP, Series 2003 A, 5.00%, 4/1/11 (Ambac)(1)	1,245,911
1,310,000	Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,329,349
650,000	Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.50%, 8/15/10(1)	627,893
760,000	Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.80%, 8/15/11(1)	719,310
825,000	Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12(1)	761,945
700,000	Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.10%, 8/15/13(1)	636,615
1,135,000	Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.25%, 8/15/14(1)	1,017,130
270,000	Orange County Improvement Bond Act of 1915 Special Assessment, (Newport Coast Phase IV Assessment District No. 01-1), 4.30%, 9/2/14(1)	239,863
320,000	Orange County Improvement Bond Act of 1915 Special Assessment, (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15(1)	279,005
245,000	Orange County Improvement Bond Act of 1915 Special Assessment, (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16(1)	208,262
1,805,000	Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/15 (Ambac)(1)	1,924,455
1,000,000	Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/16 (Ambac)(1)	1,066,180
3,030,000	Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	3,205,770
2,750,000	Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (FSA)(1)	2,633,592
1,570,000	Paramount Unified School District GO, (Election of 2006), 5.25%, 8/1/25 (FSA)(1)	1,566,420
1,760,000	Paramount Unified School District GO, (Election of 2006), 5.25%, 8/1/26 (FSA)(1)	1,747,856
1,150,000	Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36(1)	759,115
1,830,000	Pomona Public Financing Auth. Tax Allocation Rev., Series 2001 AD, (Merged Redevelopment), 4.75%, 2/1/13 (MBIA)(1)	1,890,079
1,720,000	Poway Redevelopment Agency Tax Allocation Rev., (Paguay), 5.25%, 6/15/26 (Ambac)(1)	1,518,984
1,170,000	Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,153,129
1,215,000	Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	1,174,140
1,505,000	Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,482,139
1,000,000	Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	883,710
1,395,000	Richmond Joint Powers Financing Auth. Lease Rev., (Refunding & Civic Center), VRDN, 4.125%, 11/25/09 (Ambac) (SBBPA: Dexia Credit Local)(1)	1,400,985
1,000,000	Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	1,076,730
2,000,000	Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	2,153,700
8,000,000	Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	8,337,840
2,500,000	Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (FGIC)(1)	2,603,525

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$4,045,000	Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (FSA)(1)(2)	$ 4,519,317
1,245,000	Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/15 (FSA)(1)	1,317,982
3,800,000	Sacramento County Sanitation District Financing Auth. Rev., Series 2000 A, 5.10%, 12/1/09(1)	3,937,028
1,250,000	Sacramento County Sanitation District Financing Auth. Rev., Series 2008 C, VRDN, 0.70%, 12/1/08(1)	1,250,000
3,105,000	Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,382,960
5,005,000	Sacramento Municipal Utility District Electric Rev., Series 2001 O, 5.25%, 8/15/11 (MBIA)(1)	5,264,910
3,000,000	Sacramento Municipal Utility District Electric Rev., Series 2003 S, 5.00%, 11/15/11 (MBIA)(1)	3,144,150
1,005,000	San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (RADIAN)(1)	995,161
1,695,000	San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/15 (Ambac)(1)	1,799,293
1,790,000	San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/16 (Ambac)(1)	1,900,139
2,100,000	San Diego Public Facilities Financing Auth. Rev., Series 1993 A, 5.25%, 5/15/20 (Ambac-TCRS)(1)	2,057,307
1,280,000	San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (RADIAN)(1)	1,117,120
2,030,000	San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.70%, 11/1/17(1)	2,042,363
2,635,000	San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.80%, 11/1/21(1)	2,545,937
710,000	San Diego Redevelopment Agency Tax Allocation Rev., (North Park), 5.90%, 9/1/25(1)	613,767
3,375,000	San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	3,520,260
2,000,000	San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,063,180
2,680,000	San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (MBIA)(1)	2,879,365
1,500,000	San Mateo Union High School District GO, 5.00%, 9/1/24 (FSA)(1)	1,463,160
1,000,000	San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (MBIA)(1)	997,790
2,085,000	Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (FGIC)(1)	2,199,362
3,350,000	Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	3,448,155
2,000,000	Santa Clara County Financing Auth. Lease Rev., Series 2008 A, (VMC Refunding), 5.00%, 11/15/16(1)	2,143,680
690,000	Santa Fe Springs Community Development Commission Tax Allocation Rev., Series 2002 A, 5.375%, 9/1/10, Prerefunded at 101% of Par (MBIA)(1)(2)	742,405
430,000	Santa Fe Springs Community Development Commission Tax Allocation Rev., Series 2002 A, 5.375%, 9/1/16 (MBIA)(1)	433,332
1,250,000	Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,370,062
1,175,000	Scotts Valley COP, 4.00%, 10/1/15 (FSA)(1)	1,196,032
1,370,000	Scotts Valley COP, 4.25%, 10/1/18 (FSA)(1)	1,384,097
2,780,000	Scotts Valley Redevelopment Agency Tax Allocation Rev., 5.00%, 8/1/29 (Ambac)(1)	2,658,987
420,000	Shasta Lake Public Finance Auth. Rev., 3.75%, 4/1/09(1)	419,593
1,000,000	Shasta Lake Public Finance Auth. Rev., 4.00%, 4/1/12(1)	954,130
1,530,000	Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(1)	1,394,442
2,400,000	Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(1)	2,054,640
2,130,000	Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(1)	1,698,675
1,135,000	Solano County COP, 5.00%, 11/1/13 (MBIA)(1)	1,212,963

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$2,000,000	South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (MBIA)(1)	$ 2,053,420
1,080,000	South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/13 (Ambac)(1)	1,100,045
1,195,000	South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/15 (Ambac)(1)	1,200,760
1,310,000	South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,275,062
1,445,000	South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	1,355,583
2,000,000	Southern California Public Power Auth. Rev., 6.75%, 7/1/10 (GIC: PNC Bank)(1)	2,135,340
5,000,000	Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/17 (FSA)(1)	5,229,300
3,325,000	Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/18 (FSA)(1)	3,462,854
2,875,000	Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,813,849
1,975,000	Southwestern Community College District GO, 5.625%, 8/1/11, Prerefunded at 101% of Par (Ambac)(1)(2)	2,191,578
2,770,000	Stockton Community Facilities District Special Tax Rev., (No. 1 Weston Ranch), 5.40%, 9/1/09, Prerefunded at 102% of Par(1)(2)	2,916,228
325,000	Stockton Community Facilities District Special Tax Rev., (No. 1 Weston Ranch), 5.50%, 9/1/09, Prerefunded at 102% of Par(1)(2)	342,404
2,700,000	Stockton Public Financing Auth. Rev., Series 2006 A, (Redevelopment), 5.00%, 9/1/25 (RADIAN)(1)	2,335,851
785,000	Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 4.25%, 10/15/09(1)	783,249
820,000	Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 4.50%, 10/15/10(1)	812,833
895,000	Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/12(1)	873,072
985,000	Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	937,287
1,035,000	Turlock Health Facility COP, Series 2004 A, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	997,078
1,090,000	Turlock Health Facility COP, Series 2004 A, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	1,039,391
1,150,000	Turlock Health Facility COP, Series 2004 A, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	1,077,285
2,175,000	Turlock Irrigation District Rev., Series 2003 A, 5.00%, 1/1/13 (MBIA)(1)	2,296,604
1,000,000	University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	939,140
1,000,000	Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)	1,117,540
1,000,000	Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,143,840
1,145,000	Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,309,697
1,415,000	Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,618,534
2,505,000	Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,865,319
2,640,000	Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	3,019,738
2,980,000	Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	3,408,643
4,000,000	Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	3,899,520
3,000,000	Ventura County Public Financing COP, 4.75%, 8/15/11 (FSA)(1)	3,041,430
1,000,000	Vista Unified School District GO, Series 2007 C, (Election of 2002), 5.00%, 8/1/25 (FSA)(1)	972,370

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                      Value

$3,490,000	West Basin Municipal Water District COP, Series 2008 B, 5.00%, 8/1/22 (AGC)(1)	$ 3,135,556
1,500,000	West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,439,220
1,500,000	West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,412,265
1,500,000	West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	1,383,075
		521,011,953
GUAM — 0.9%
5,000,000	Guam Government Limited Obligation Rev., Series 2001 A, 5.00%, 12/1/09 (FSA)(1)	5,131,600

NORTHERN MARIANA ISLANDS — 0.5%
1,555,000	Northern Mariana Islands GO, Series 2000 A, 5.50%, 6/1/09 (ACA)(1)	1,554,409
1,430,000	Northern Mariana Islands GO, Series 2000 A, 5.75%, 6/1/10 (ACA)(1)	1,423,994
		2,978,403
PUERTO RICO — 4.5%
500,000	Puerto Rico Electric Power Auth. Rev., Series 1999 FF, 5.25%, 7/1/09 (MBIA)(1)	512,635
1,000,000	Puerto Rico Electric Power Auth. Rev., Series 1999 FF, 5.25%, 7/1/09 (MBIA)(1)	1,011,620
3,700,000	Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (MBIA)(1)(2)	4,134,269
2,655,000	Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (FSA)(1)	2,798,556
3,140,000	Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (FSA)(1)	3,346,267
5,000,000	Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	4,798,150
1,750,000	Puerto Rico GO, Series 2004 A, (Public Improvement), VRDN, 5.00%, 7/1/12(1)	1,730,137
2,500,000	Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	2,388,350
1,500,000	Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 4.50%, 7/1/11(1)	1,487,685
3,090,000	Puerto Rico Public Buildings Auth. Rev., Series 1995 A, (Government Facilities), 6.25%, 7/1/09 (Ambac Commonwealth Guaranteed)(1)	3,135,670
		25,343,339
U.S. VIRGIN ISLANDS — 0.8%
1,270,000	Virgin Islands Public Finance Auth. Rev., (Virgin Islands Gross Receipts Taxes Loan Note), 5.00%, 10/1/18 (FGIC)(1)	1,149,464
1,050,000	Virgin Islands Public Finance Auth. Rev., Series 1998 A, (Senior Lien), 5.50%, 10/1/13(1)	1,048,373
500,000	Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	479,425
170,000	Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	162,549
500,000	Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	470,215
1,000,000	Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	854,470
		4,164,496
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $572,870,718)		558,629,791
OTHER ASSETS AND LIABILITIES — 0.5%		2,780,006

TOTAL NET ASSETS — 100.0%	$561,409,797

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Co.
FGIC-TCRS	-	Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FSA	-	Financial Security Assurance, Inc.
GIC	-	Guaranteed Investment Contract
GO	-	General Obligation
LOC	-	Letter of Credit
MBIA	-	MBIA Insurance Corporation
MBIA-IBC	-	MBIA Insurance Corporation - Insured Bond Certificates
M-S-R	-	Modesto, Stockton, Redding
RADIAN	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2008.
XLCA	-	XL Capital Ltd.
XLCA-ICR	-	XL Capital Ltd. - Insured Custodial Receipts

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $3,241,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	When-issued security.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at November 30, 2008 was $3,271,800, which represented 0.6% of total net assets.

(5)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

California Tax-Free Bond   – Schedule of Investments

NOV EMBER 30, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of November 30, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$558,629,791
Level 3 – Significant Unobservable Inputs	-
$558,629,791

3. Federal Tax Information

As of  November 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$572,870,718
Gross tax appreciation of investments	$ 10,986,987
Gross tax depreciation of investments	(25,227,914)
Net tax appreciation (depreciation) of investments	$(14,240,927)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

November 30, 2008

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

MUNICIPAL SECURITIES — 100.2%
CALIFORNIA — 99.1%
$3,445,000	ABAG Tax Allocation Rev., Series 2007 A, 5.00%, 9/1/33 (Ambac)	$ 3,076,592
2,100,000	Anaheim Redevelopment Agency Tax Allocation Rev., Series 2007 A, (Anaheim Merged Redevelopment Project Area), 5.00%, 2/1/31 (FSA)(1)	1,903,839
5,235,000	Antioch Public Financing Auth. Lease Rev., Series 2002 A, (Municipal Facilities), 5.50%, 1/1/32 (MBIA)	5,081,562
4,730,000	Antioch Public Financing Auth. Lease Rev., Series 2002 B, (Municipal Facilities), 5.625%, 1/1/22 (MBIA)	4,769,590
6,005,000	Antioch Public Financing Auth. Lease Rev., Series 2002 B, (Municipal Facilities), 5.625%, 1/1/27 (MBIA)	6,006,381
1,395,000	Avenal Public Financing Auth. Rev., 5.00%, 9/1/25	1,212,715
610,000	Banning COP, (Wastewater System Refunding & Improvement), 8.00%, 1/1/19 (Ambac)(2)	701,506
1,205,000	Berryessa Union School District GO, Series 2001 B, (Election of 1999), 5.375%, 8/1/11, Prerefunded at 101% of Par (FSA)(2)	1,329,308
1,205,000	Berryessa Union School District GO, Series 2001 B, (Election of 1999), 5.375%, 8/1/11, Prerefunded at 101% of Par (FSA)(2)	1,329,308
3,500,000	Big Bear Lake Water Rev., 6.00%, 4/1/22 (MBIA)	3,745,105
5,000,000	California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	2,862,900
3,480,000	California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/14 (Ambac)	3,680,378
2,450,000	California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,548,000
5,000,000	California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22 (FSA)	4,905,450
700,000	California Economic Recovery GO, Series 2004 C3, VRDN, 0.45%, 12/1/08 (State Guaranteed) (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	700,000
2,000,000	California Educational Facilities Auth. Rev., (University of Pacific), 5.25%, 5/1/34	1,694,200
5,000,000	California Educational Facilities Auth. Rev., (University of Santa Clara), 5.625%, 4/1/37	4,844,900
8,570,000	California Educational Facilities Auth. Rev., (University of Southern California), 5.50%, 10/1/27	8,611,736
1,920,000	California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(2)	2,183,117
1,220,000	California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29	872,276
5,000,000	California Educational Facilities Auth. Rev., Series 2007 A, (Claremont Graduate University), 5.00%, 3/1/42	4,025,900
3,000,000	California GO, 6.125%, 10/1/11 (Ambac-TCRS)	3,225,810
7,300,000	California GO, 5.00%, 11/1/32	6,304,134
6,450,000	California GO, 5.00%, 6/1/34	5,510,686
6,000,000	California GO, 5.00%, 11/1/37	5,065,200
7,000,000	California GO, 5.00%, 4/1/38	5,903,520
3,000,000	California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/09(1)	2,934,000
7,165,000	California Health Facilities Financing Auth. Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(2)	7,917,397
1,000,000	California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,009,940
5,000,000	California Health Facilities Financing Auth. Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32	4,163,700
1,000,000	California Infrastructure & Economic Development Bank Rev., (Performing Arts Center of Los Angeles County), 5.00%, 12/1/37	864,550

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

$150,000	California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Jewish Community Center), VRDN, 0.70%, 12/1/08 (LOC: Bank of America, N.A.)	$ 150,000
4,000,000	California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)	3,975,560
2,400,000	California Public Works Board Lease Rev., Series 2003 C, (Department of Corrections), 5.00%, 6/1/24	2,196,168
6,000,000	California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.25%, 6/1/30	5,308,380
2,835,000	California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31	2,546,369
9,500,000	California Public Works Board Lease Rev., Series 2006 G, (California State University), 5.00%, 11/1/31	7,991,875
2,590,000	California Public Works Board Lease Rev., Series 2006 G, (Physical Science Replacement Building, Wing A, Los Angeles Campus), 5.00%, 11/1/26	2,292,228
5,000,000	California State University Systemwide Rev., Series 2007 A, (California State University Systemwide), 5.00%, 11/1/24 (FSA)	4,824,200
1,000,000	California Statewide Communities Development Auth. Rev., (University Retirement Community Project), VRDN, 0.50%, 12/1/08 (LOC: Bank of America N.A.)	1,000,000
9,815,000	California Statewide Communities Development Auth. Rev., Series 1998 A, (Sherman Oaks Project), 5.00%, 8/1/22 (Ambac/California Mortgage Insurance)	9,541,554
12,050,000	California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), VRDN, 5.25%, 8/1/16	10,118,385
1,000,000	California Statewide Communities Development Auth. Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	1,053,460
5,000,000	California Statewide Communities Development Auth. Rev., Series 2006 B, (Kaiser Permanente), 5.25%, 3/1/45	3,941,350
3,000,000	California Statewide Communities Development Auth. Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35	2,451,120
350,000	California Statewide Communities Development Auth. Rev., Series 2008 C, (Children's Hospital), VRDN, 0.70%, 12/1/08 (LOC: Bank of America N.A.)	350,000
5,695,000	Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (FSA)	5,755,652
1,125,000	Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (MBIA)	1,069,369
1,520,000	Castaic Lake Water Agency COP, Series 1994 A, (Water System Improvement), 7.00%, 8/1/12 (MBIA)	1,718,892
5,725,000	City of Escondido COP, 5.00%, 9/1/30 (Ambac)	4,752,036
7,000,000	City of Vista COP, Series 2007 , (Community Projects), 5.00%, 5/1/37 (MBIA)	5,405,680
1,320,000	Coalinga Public Financing Auth. Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,370,569
2,615,000	Concord Joint Powers Financing Auth. Lease Rev., (Concord Avenue Parking Structure), 5.125%, 3/1/23	2,579,175
2,205,000	Concord Joint Powers Financing Auth. Lease Rev., (Police Facilities), 5.25%, 8/1/13	2,338,226
1,555,000	Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)	1,660,709
4,500,000	Eastern Municipal Water District Water & Sewer Rev. COP, Series 2008 H, 5.00%, 7/1/33	4,036,635
3,590,000	Fontana Redevelopment Agency Tax Allocation Rev., (Sierra Corridor Community Redevelopment Project), 5.50%, 9/1/34	2,873,687
2,000,000	Foothill-De Anza Community College District GO, Series 2007 A, (Election of 2006), 5.00%, 8/1/27 (Ambac)	1,931,560
2,225,000	Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	2,397,615
7,000,000	Gilroy California Unified School District COP, (School Facilities Project), 5.25%, 4/1/39 (AGC)	5,711,090

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

$19,070,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	$ 12,023,254
4,705,000	Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.86%, 9/1/29(1)	1,339,702
5,010,000	Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.87%, 9/1/30(1)	1,329,504
5,335,000	Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.88%, 9/1/31(1)	1,320,893
5,000,000	Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (MBIA)(1)	1,129,400
9,350,000	Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)	9,135,604
950,000	Irvine Ranch Water District Rev., VRDN, 0.70%, 12/1/08 (LOC: Bank of America N.A.)	950,000
1,815,000	Kern High School District GO, 7.15%, 8/1/14 (MBIA)(2)	2,249,094
1,340,000	Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (MBIA)(2)	1,573,616
3,630,000	Kern High School District GO, Series 1993 D, 7.00%, 8/1/17 (MBIA)(2)	4,247,935
1,250,000	Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 5.60%, 2/1/34	968,337
5,190,000	Lancaster Financing Auth. Tax Allocation Rev., (School District), 5.00%, 2/1/37	3,509,686
1,335,000	Little Lake City School District GO, Series 2000 A, 6.125%, 7/1/10, Prerefunded at 101% of Par (FSA)(2)	1,445,324
2,240,000	Lodi Unified School District COP, Series 2005 A, (Aspire), 5.00%, 8/1/32 (FGIC)	1,816,931
1,605,000	Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/21	1,610,842
4,000,000	Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/26	3,858,640
4,370,000	Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	4,367,509
4,000,000	Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	3,754,680
5,000,000	Los Angeles Unified School District GO, Series 2006 G, (Election of 2004), 5.00%, 7/1/25 (Ambac)	4,824,850
8,000,000	Metropolitan Water District of Southern California Rev., 5.75%, 8/10/18	8,190,320
3,000,000	Metropolitan Water District of Southern California Rev., Series 2006 B, 4.375%, 7/1/37	2,403,330
8,635,000	M-S-R Public Power Agency Rev., Series 1989 D, (San Juan), 6.75%, 7/1/20 (MBIA)(2)	10,209,506
1,000,000	New Haven Unified School District GO, 12.00%, 8/1/18 (FSA)	1,606,100
6,000,000	Northern Inyo County Local Hospital District GO, 5.60%, 8/1/35	5,045,700
6,110,000	Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)	6,507,455
1,680,000	Oceanside COP, Series 2003 A, 5.25%, 4/1/17 (Ambac)	1,634,892
850,000	Orange County Improvement Bond Act of 1915 Special Assessment, (Newport Coast Phase IV Assessment District No. 01-1), 5.00%, 9/2/26	610,606
1,250,000	Orange County Improvement Bond Act of 1915 Special Assessment, (Newport Coast Phase IV Assessment District No. 01-1), 5.05%, 9/2/33	842,600
3,100,000	Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (MBIA)	3,065,063
2,240,000	Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18	2,493,142
1,150,000	Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36	759,115
2,500,000	Pico Rivera Water Auth. Rev., Series 1999 A, (Water Systems), 5.50%, 5/1/29 (MBIA)	2,461,625
1,000,000	Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (MBIA)	1,018,100
1,000,000	Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (MBIA)	971,940
$1,110,000	Poway Redevelopment Agency Tax Allocation, (Paguay Redevelopment), 5.375%, 12/15/20 (Ambac)	$ 1,056,998

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

1,580,000	Riverside Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Housing Set-Aside), 5.00%, 8/1/28 (FGIC)	1,249,985
1,500,000	Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	1,563,345
1,000,000	Saddleback Valley Unified School District Public Financing Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (FSA)	1,133,410
7,700,000	San Diego County COP, Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)	7,799,484
3,535,000	San Mateo County Joint Powers Financing Auth. Lease Rev., Series 1993 A, (Capital Projects Program), 6.50%, 7/1/15 (MBIA)	3,989,636
4,000,000	San Mateo County Joint Powers Financing Auth. Lease Rev., Series 1993 A, (Capital Projects Program), 6.00%, 7/1/19 (MBIA)	4,121,440
3,355,000	Santa Barbara County Waterfront COP, 5.50%, 10/1/22 (Ambac)	3,363,186
2,000,000	Santa Margarita-Dana Point Auth. Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (MBIA)	2,380,920
2,470,000	Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25	1,877,324
2,500,000	South Coast Air Quality Management District Building Corp. Rev., (Installment Sale Headquarters), 6.00%, 8/1/11 (Ambac)	2,642,525
2,705,000	South Gate COP, Series 2002 A, 5.50%, 9/1/21 (Ambac)	2,743,357
2,000,000	South Orange County Public Financing Auth. Special Tax Rev., Series 1994 A, (Senior Lien), 7.00%, 9/1/11 (MBIA)	2,157,820
7,315,000	Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/12 (FSA-CR)	8,271,436
3,730,000	Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/13 (FSA-CR)	4,277,415
1,105,000	Stanton Redevelopment Agency Tax Allocation Rev., (Stanton Community Development Project), 5.45%, 12/1/17 (Ambac)	1,125,443
2,000,000	Taft Public Financing Auth. Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	2,140,580
2,885,000	Torrance COP, Series 2005 B, (Refinancing & Public Improvement), 5.25%, 6/1/34 (Ambac)	2,704,168
1,215,000	Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	1,122,745
1,285,000	Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19	1,170,339
2,500,000	Ukiah Electric Rev., 6.25%, 6/1/18 (MBIA)	2,754,475
630,000	University of California Rev., Series 2004 A, (UCLA Medical Center), 5.50%, 5/15/12, Prerefunded at 101% of Par (Ambac)(2)	705,953
370,000	University of California Rev., Series 2004 A, (UCLA Medical Center), 5.50%, 5/15/24 (Ambac)	322,007
5,000,000	Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	4,874,400
1,445,000	Walnut Valley Unified School District GO, Series 1992 B, 6.00%, 8/1/10 (Ambac)(2)	1,551,424
2,490,000	Watsonville Insured Hospital Rev., Series 1996 A, (Watsonville Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(2)	2,680,709
3,190,000	Woodland COP, (Wastewater System Reference), 5.75%, 3/1/12 (Ambac)	3,334,635
		392,715,698
PUERTO RICO — 1.1%
4,000,000	Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (XLCA)(2)	4,469,480
TOTAL MUNICIPAL SECURITIES
(Cost $428,981,310)		397,185,178

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

MUNICIPAL DERIVATIVES — 0.3%
CALIFORNIA — 0.3%
$1,000,000	San Diego County Water Auth. Rev. COP, (Registration Rites), Yield Curve Notes, Inverse Floater, 5.68%, 4/22/09 (FGIC/GO of Authority)(3)
(Cost $1,002,635)		$ 1,033,070
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost 429,983,945)		398,218,248
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,016,217)
TOTAL NET ASSETS — 100.0%		$ 396,202,031

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
ARC	-	Action Rate Certificate
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodial Receipts
GO	-	General Obligation
LOC	-	Letter of Credit
MBIA	-	MBIA Insurance Corporation
M-S-R	-	Modesto, Stockton, Redding
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2008.
XLCA	-	XL Capital Ltd.
YCC	-	Yield Curve Certificate

(1)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of November 30, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$ 398,218,248
Level 3 – Significant Unobservable Inputs	-
$ 398,218,248

3. Federal Tax Information

As of  November 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 429,983,945
Gross tax appreciation of investments	$ 10,461,950
Gross tax depreciation of investments	$ (42,227,647)
Net tax appreciation (depreciation) of investments	$ (31,765,697)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

November 30, 2008

California High-Yield Municipal – Schedule of Investments

NOVEMBER  30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

MUNICIPAL SECURITIES — 99.5%
CALIFORNIA — 97.2%
$1,000,000	ABC Unified School District GO, Series 2000 B, 6.14%, 8/1/21 (FGIC)(1)	$ 469,680
2,000,000	Alameda Public Financing Auth. Local Agency Special Assessment Rev., Series 1996 A, (Community Facilities District No. 2001-1), 7.00%, 8/1/19	2,000,380
2,600,000	Aliso Viejo Community Facilities District No. 2005-01 Special Tax Rev., (Glenwood at Aliso Viejo), 6.00%, 9/1/38	1,849,432
1,200,000	Anaheim Public Financing Auth. Lease Rev., Series 1997 A, (Public Improvements), 6.00%, 9/1/24 (FSA)	1,292,880
1,700,000	Anaheim Redevelopment Agency Tax Allocation Rev., Series 2007 A, (Anaheim Merged Redevelopment Project Area), 5.00%, 2/1/31 (FSA)(1)	1,541,203
2,750,000	Austin Trust Various States GO, Series 2008-3039X, VRDN, 1.43%, 12/25/08 (BHAC) (SBBPA: Bank of America N.A.)	2,750,000
1,400,000	Austin Trust Various States Rev., Series 2008-1167, VRDN, 1.43%, 12/25/08 (LIQ FAC: Bank of America, N.A.) (FSA)	1,400,000
4,750,000	Austin Trust Various States Rev., Series 2008-3038X, VRDN, 1.43%, 12/25/08 (LIQ FAC: Bank of America, N.A.) (FSA)	4,750,000
2,875,000	Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,038,001
1,435,000	Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	955,323
855,000	Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	608,324
4,000,000	Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	2,704,480
2,700,000	Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	1,717,740
1,050,000	Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	831,054
1,190,000	Berryessa Unified School District GO, Series 2000 A, 6.18%, 8/1/21 (FSA)(1)	579,232
1,220,000	Berryessa Unified School District GO, Series 2000 A, 6.05%, 8/1/22 (FSA)(1)	553,038
1,000,000	Berryessa Unified School District GO, Series 2000 A, 6.06%, 8/1/23 (FSA)(1)	421,780
150,000	California Department of Water Resources Power Supply Rev., Series 2005 F1, 0.50%, 12/23/08 (LOC: Lloyds TSB Bank plc)	150,000
2,450,000	California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,548,000
4,500,000	California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	4,389,435
2,500,000	California Department of Water Resources Water System Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/23	2,500,175
6,000,000	California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (FGIC)	6,497,160
15,000,000	California Economic Recovery GO, Series 2008 A, 5.00%, 1/1/11	15,696,750
13,950,000	California Economic Recovery GO, Series 2008 B, VRDN, 5.00%, 12/26/08	14,491,260
1,505,000	California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(2)	1,706,489
4,000,000	California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/12 (Ambac-TCRS)(1)	3,469,280
1,500,000	California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,451,730
5,000,000	California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16	5,159,600
5,000,000	California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	4,676,750
3,700,000	California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), 3.45%, 11/15/40	3,731,302

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

$1,000,000	California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	$ 1,009,940
2,000,000	California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25	1,742,680
2,500,000	California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13	2,649,050
550,000	California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Jewish Community Center), VRDN, 0.70%, 12/1/08 (LOC: Bank of America, N.A.)	550,000
1,200,000	California Infrastructure & Economic Development Bank Rev., Series 2008 D, (California Academy), VRDN, 0.50%, 12/1/08	1,200,000
4,410,000	California Mobilehome Park Financing Auth. Rev., Series 2000 B, (Union City Tropics), 7.30%, 8/15/10, Prerefunded at 102% of Par(2)	4,890,514
1,905,000	California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,470,831
6,345,000	California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	5,063,881
2,000,000	California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	1,272,360
1,000,000	California Municipal Finance Auth. Rev., Series 2008 A, (Biola University), 5.875%, 10/1/34	775,020
2,000,000	California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (FSA)	2,141,660
6,000,000	California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.25%, 6/1/30	5,308,380
1,265,000	California State and Local Government Financial Auth. Rev., Series 1997 B, (Marin Valley Mobile Country), 7.50%, 10/1/24	1,156,286
4,630,000	California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(2)	5,281,395
2,455,000	California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(2)	2,872,669
10,000,000	California State University Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (MBIA)	9,106,300
2,550,000	California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29	2,174,079
1,910,000	California Statewide Communities Development Auth. Rev., (Thomas Jefferson School of Law), 7.75%, 10/1/11, Prerefunded at 101% of Par(2)	2,179,215
5,000,000	California Statewide Communities Development Auth. Rev., (CFH -Irvine, LLC - UCI East Campus Apartments, Phase II), 6.00%, 5/15/40	3,961,900
1,070,000	California Statewide Communities Development Auth. Rev., (Drew School), 5.30%, 10/1/37	681,729
4,000,000	California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/16	3,358,800
9,000,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	5,543,010
10,000,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(3)	6,543,600
2,500,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (Lancer Educational Student Housing), 5.625%, 6/1/33	1,523,825
2,000,000	California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	1,123,380
2,000,000	California Statewide Communities Development Auth. Special Tax Rev., (Community Facilities District No. 2007-01 Orinda Wilder), 6.00%, 9/1/29	1,516,740
6,250,000	Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	4,693,563
1,000,000	Carmel Unified School District GO, 5.50%, 8/1/25 (MBIA)	1,003,360
1,700,000	Chino Valley Unified School District COP, Series 2001 A, 5.375%, 9/1/20 (FSA)	1,724,939

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

$2,140,000	Chula Vista Community Facilities District No. 01-1 Area A Special Tax Rev., (Community Facilities District No. 01-1), 6.10%, 9/1/10, Prerefunded at 102% of Par(2)	$ 2,339,897
3,600,000	Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	2,790,180
7,715,000	Chula Vista Community Facilities District No. 99-1 Special Tax Rev., (Otay Ranch Spa One), 7.625%, 9/1/09, Prerefunded at 102% of Par(2)	8,250,344
1,775,000	City of Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(2)	2,077,851
2,500,000	City of Redding California Electric System Rev., COP, Series 2008 A, 5.00%, 6/1/30 (FSA)	2,281,750
3,105,000	City of Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	2,081,778
1,780,000	Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)	1,802,891
460,000	Corcoran COP, 8.75%, 6/1/16	520,899
2,000,000	Corona Department of Water & Power COP, 5.00%, 9/1/35 (MBIA)	1,504,480
1,150,000	Duarte Unified School District GO, Series 1999 B, 6.08%, 11/1/23 (FSA)(1)	477,963
2,355,000	Duarte Unified School District GO, Series 2006 E, (Election of 1998), 5.07%, 11/1/28 (FSA)(1)	672,494
4,500,000	Eastern Municipal Water District Water & Sewer Rev. COP, Series 2008 H, 5.00%, 7/1/33	4,036,635
970,000	El Dorado County Community Facilities District No. 1992-1 Special Tax Rev., (Community Facilities District No. 1992-1), 5.60%, 9/1/09	965,625
2,500,000	El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., 6.30%, 9/1/31	1,852,425
3,400,000	El Dorado County Community Facilities District No. 2005-1 Special Tax Rev. , (Community Facilities District No. 2005-1), 5.25%, 9/1/35	2,097,460
5,000,000	Fillmore Redevelopment Agency Tax Allocation Rev., Series 2006 A, (Central City Redevelopment), 5.375%, 5/1/31	3,477,800
4,225,000	Florin Resource Conservation District COP, Series 1999 A, (Elk Grove Water Works), 6.75%, 9/1/09, Prerefunded at 102% of Par(2)	4,493,710
2,450,000	Folsom Community Facilities District No. 7 Special Tax Rev., (Community Facilities District No. 7), 5.75%, 9/1/14	2,330,489
2,610,000	Folsom Community Facilities District No. 10 Special Tax Rev., 7.00%, 9/1/24	2,359,753
1,640,000	Folsom Community Facilities District No. 10 Special Tax Rev., 7.00%, 9/1/09, Prerefunded at 102% of Par(2)	1,745,419
6,500,000	Folsom Community Facilities District No. 14 Special Tax Rev., (Community Facilities District No. 14), 6.30%, 9/1/11, Prerefunded at 102% of Par(2)	7,347,535
3,000,000	Foothill-De Anza Community College District GO, 6.16%, 8/1/21 (MBIA)(1)	1,460,250
3,000,000	Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	2,466,060
5,000,000	Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	4,006,750
2,630,000	Glendale Unified School District GO, Series 1999 C, 6.00%, 9/1/22 (FSA)	2,699,827
5,005,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(2)	5,760,154
3,660,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.25%, 6/1/33	3,935,854
15,000,000	Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	9,457,200
3,080,000	Hawaiian Gardens COP, Series 2000 A, 8.00%, 6/1/10, Prerefunded at 102% of Par(2)	3,385,351
2,375,000	Hawaiian Gardens Redevelopment Agency Tax Allocation Rev., Series 2006 B, (Redevelopment Project No. 1), 5.40%, 12/1/25	1,785,762
2,670,000	Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	1,814,639

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

$1,510,000	Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	$ 990,711
3,500,000	Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,065,580
2,025,000	Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	1,724,530
2,000,000	Highland Special Tax Rev., (Community Facilities District No. 2001-1), 6.45%, 9/1/28	1,648,460
3,345,000	Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.84%, 9/1/28(1)	1,020,827
5,000,000	Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (MBIA)(1)	1,129,400
5,000,000	Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)	4,885,350
2,185,000	Imperial Irrigation District Rev., Series 2008 A, 5.00%, 11/1/33	1,998,947
500,000	Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	331,520
1,150,000	Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	758,333
3,430,000	Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	2,337,271
200,000	Irvine Improvement Bond Act of 1915 Special Assessment, (Reassessment District No. 93-14), 0.40%, 9/2/25	200,000
500,000	Irvine Ranch Water District Rev., 0.70%, 12/1/08 (LOC: Bank of America N.A.)	500,000
5,000,000	Irvine Unified School District Financing Auth. Special Tax Rev., Series 2005 A, 5.00%, 9/1/34 (Ambac)	3,950,350
2,000,000	Jurupa Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	1,936,660
8,550,000	Kern Community College Safety, Repair and Improvement District GO, (Election of 2002), 4.56%, 11/1/30 (FSA)(1)	2,095,691
1,000,000	Laguna Salada Union School District GO, Series 2000 C, 6.12%, 8/1/29 (FGIC)(1)	296,340
1,225,000	Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	803,723
5,000,000	Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon improvement Area No. 2), 5.25%, 9/1/37	3,245,100
1,100,000	Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, (Serenity), 5.35%, 9/1/36	729,696
5,000,000	Lake Elsinore Community Facilities District No. 2005-2 Special Tax Rev., Series 2005 A, (Alverhill Ranch Improvement Area A), 5.45%, 9/1/36	3,369,650
2,020,000	Lake Elsinore Community Facilities District No. 2006-2 Special Tax Rev., Series 2006 A, (Viscaya), 5.40%, 9/1/36	1,350,653
2,500,000	Lake Elsinore School Financing Auth. Special Tax Rev., (Horsethief Canyon), 5.625%, 9/1/16	2,365,875
2,245,000	Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	1,508,169
2,000,000	Los Angeles Community College District GO No. 2003, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	1,913,280
1,310,000	Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,140,486
2,000,000	Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25	1,935,740
5,455,000	Manteca Unified School District GO, (Election of 2004), 4.92%, 8/1/30 (MBIA)(1)	1,324,038
2,100,000	Menifee Union School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.375%, 9/1/36	1,398,600
$1,670,000	Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	$ 1,628,066

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

4,000,000	Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	3,078,360
1,920,000	Murrieta Community Facilities District No. 2000-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,418,803
4,100,000	Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	3,301,771
3,500,000	Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	2,853,795
1,000,000	Oceanside Community Facilities District Special Tax Rev., (No. 2001-1 Morrow Hills Development), 5.50%, 9/1/29	711,490
2,765,000	Oceanside Community Facilities District Special Tax Rev., Series 2002 A, (No. 2001-1 Morrow Hills Development), 6.20%, 9/1/32	2,127,916
2,000,000	Orange County Community Facilities District No. 1999-1 Special Tax Rev., Series 1999 A, (Ladera Ranch), 6.50%, 8/15/09, Prerefunded at 102% of Par(2)	2,114,820
2,200,000	Orange County Community Facilities District No. 1999-1 Special Tax Rev., Series 1999 A, (Ladera Ranch), 6.70%, 8/15/09, Prerefunded at 102% of Par(2)	2,329,426
3,000,000	Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (MBIA)	2,776,080
1,150,000	Pacifica COP, (Public Safety Building), 5.80%, 11/1/09, Prerefunded at 102% of Par (MBIA)(2)	1,201,060
10,000,000	Palmdale Water District COP, 5.00%, 10/1/34 (FGIC)	7,970,300
2,470,000	Palomar Pomerado Health Care District COP, (Indian Health Council, Inc.), 6.25%, 10/1/29	2,127,090
1,390,000	Perris Community Facilities District No. 3 Special Tax Rev., Series 2005 A, (Improvement Area No. 2), 5.30%, 9/1/35	915,065
3,000,000	Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,307,750
3,000,000	Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,252,040
2,210,000	Perris Public Financing Auth. Special Tax Rev., Series 2008 A, 6.60%, 9/1/38	1,749,458
1,050,000	Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36	693,105
1,000,000	Perris Union High School District GO, Series 2000 A, 6.40%, 9/1/24 (FGIC)(1)	372,260
1,000,000	Perris Union High School District GO, Series 2000 A, 6.40%, 3/1/25 (FGIC)(1)	357,380
2,900,000	Pittsburg Redevelopment Agency Tax Allocation Rev., (Los Medanos Community Development), 6.20%, 8/1/25 (Ambac)(1)	972,631
2,640,000	Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.20%, 8/1/16 (FGIC)(1)	1,821,679
1,600,000	Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.28%, 8/1/18 (FGIC)(1)	955,776
2,925,000	Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.35%, 8/1/21 (FGIC)(1)	1,389,112
2,100,000	Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.37%, 8/1/22 (FGIC)(1)	927,003
3,525,000	Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.39%, 8/1/23 (FGIC)(1)	1,445,003
1,000,000	Placer Union High School District GO, Series 2000 A, (Election of 1999), 2.11%, 8/1/24 (FGIC)(1)	382,260
4,835,000	Pleasant Valley School District-Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (MBIA)	4,507,671
1,100,000	Pomona Public Financing Auth. Rev., Series 2007 AX, (Merged Redevelopment), 5.00%, 2/1/24	850,267
1,155,000	Pomona Public Financing Auth. Rev., Series 2007 AX, (Merged Redevelopment), 5.00%, 2/1/25	879,313
1,750,000	Pomona Public Financing Auth. Rev., Series 2007 AX, (Merged Redevelopment), 5.00%, 2/1/32	1,218,998
3,000,000	Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.375%, 9/1/37	1,986,960
$2,000,000	Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.50%, 9/1/37	$ 1,351,260

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

10,000,000	Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	6,944,600
1,460,000	Rialto Community Facilities District No. 2006-1 Special Tax Rev., Series 2006-1, (Elm Park), 5.35%, 9/1/36	959,702
1,970,000	Richmond Joint Powers Financing Auth. Lease Rev., (Refunding & Civic Center), VRDN, 4.125%, 11/25/09 (Ambac) (SBBPA: Dexia Credit Local)	1,978,451
240,000	Richmond Joint Powers Financing Auth. Rev., Series 1995 A, (Lease and Gas Tax), 5.25%, 5/15/13	240,185
2,365,000	Riverside County COP, 5.75%, 11/1/31 (MBIA)	2,368,879
2,040,000	Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,727,003
2,000,000	Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	1,333,200
4,765,000	Riverside Unified School District Special Tax Rev., Series 2000 A, (Community Facilities District No. 7), 7.00%, 9/1/10, Prerefunded at 102% of Par(2)	5,289,245
1,000,000	Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities District No. 15, Improvemnet Area 2), 5.25%, 9/1/30	673,770
4,315,000	Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	3,336,444
5,000,000	Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	3,343,200
2,600,000	Roseville Special Tax Rev., (The Fountains Community Facilities District No. 1, Public Facilities), 6.125%, 9/1/38	1,835,496
1,500,000	Sacramento County Community Facilities District No. 1 Special Tax Rev., (Elliot Ranch), 6.30%, 9/1/21	1,315,470
4,035,000	Sacramento County Community Facilities District No. 2005-2 Special Tax Rev., Series 2007 A, (North Vineyard Station), 6.00%, 9/1/37	2,947,568
4,000,000	Sacramento Municipal Utilities District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,945,360
4,000,000	Sacramento Special Tax Rev., (North Natomas Community Facilities), 6.30%, 9/1/26	3,337,000
1,975,000	San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (MBIA)	1,812,181
3,765,000	San Diego County Improvement Bond Act of 1915 Special Assessment Rev., (Reassessment District No. 97-1 - 4-S Ranch), 6.25%, 9/2/12	3,712,064
3,000,000	San Francisco City and County Airports Commission Rev., Series 2008 34D, 5.25%, 5/1/26	2,807,940
1,250,000	San Francisco City and County Redevelopment Agency Lease Rev., (George R. Moscone), 7.05%, 7/1/13(1)	1,012,150
2,790,000	San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,137,001
1,000,000	San Mateo County Joint Powers Financing Auth. Lease Rev., Series 2008 A, (Refunding Youth Services Campus), 5.00%, 7/15/36	875,530
3,005,000	Santa Barbara County Water Rev. COP, 5.50%, 9/1/22 (Ambac)	3,032,225
2,875,000	Santa Monica Redevelopment Agency Tax Allocation Rev., Series 2006 A, 5.00%, 7/1/28 (FGIC)	2,405,024
7,755,000	Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(2)	9,159,275
2,160,000	Soledad Improvement Bond Act of 1915 Special Assessment , (Diamond Ridge Assessment District No. 2002-01), 6.75%, 9/2/33	1,806,192
500,000	Southern California Public Power Auth. Rev., (Multi-Projects), 6.75%, 7/1/10 (FSA-CR)	535,055
2,400,000	Southern California Public Power Auth. Rev., (Transmission Project), 6.35%, 7/1/14 (MBIA-IBC)(1)	1,928,520
1,250,000	Southern California Public Power Auth. Rev., (Transmission Project), 6.35%, 7/1/15 (MBIA-IBC)(1)	955,663
$5,750,000	Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	$ 5,627,697

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                    Value

4,195,000	Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(2)	4,868,675
5,000,000	Sunnyvale Special Tax Rev., (Community Facilities District No. 1), 7.75%, 8/1/32	4,471,100
2,690,000	Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/22 (FGIC)(1)	1,174,911
2,220,000	Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/23 (FGIC)(1)	899,744
2,000,000	Turlock Health Facility COP, Series 2007 B, (Emanuel Medical Center, Inc.), 5.50%, 10/15/37	1,475,660
5,000,000	Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	3,668,300
1,300,000	Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy Retail Center), 6.00%, 9/1/37	949,650
1,500,000	University of California Rev., Series 2003 A, 5.00%, 5/15/23 (Ambac)	1,481,130
2,500,000	Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	1,658,200
2,600,000	Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	1,669,564
2,000,000	Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,949,760
2,500,000	West Basin Municipal Water District COP, Series 2003 A, 5.00%, 8/1/30 (MBIA)	2,312,850
1,000,000	West Sacramento Special Tax Rev., (Community Facilities District No. 10), 6.20%, 9/1/09, Prerefunded at 102% of Par(2)	1,056,750
3,235,000	West Sacramento Special Tax Rev., (Community Facilities District No. 10), 6.75%, 9/1/09, Prerefunded at 102% of Par(2)	3,431,979
1,740,000	West Sacramento Special Tax Rev., (Community Facilities District No. 2005-20), 5.30%, 9/1/35	1,150,714
2,080,000	Westlands Water District COP, Series 2005 A, 5.00%, 9/1/25 (MBIA)	1,805,294
3,545,000	Yosemite Community College District GO, (Election of 2004), 4.33%, 8/1/16 (FSA)(1)	2,544,601
6,020,000	Yosemite Community College District GO, 4.97%, 8/1/20 (FSA)(1)	3,260,853
2,270,000	Yuba City Redevelopment Agency Tax Allocation Rev., (Redevelopment), 5.70%, 9/1/24	1,675,986
2,000,000	Yuba City Redevelopment Agency Tax Allocation Rev., (Redevelopment), 6.00%, 9/1/31	1,429,580
2,895,000	Yuba City Unified School District GO, 6.05%, 9/1/24 (FGIC)(1)	1,059,744
1,500,000	Yuba City Unified School District GO, 6.05%, 3/1/25 (FGIC)(1)	526,860
		502,561,752
PUERTO RICO — 2.3%
1,145,000	Puerto Rico Commonwealth GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30	904,253
1,400,000	Puerto Rico Commonwealth GO, Series 2008 A, 6.00%, 7/1/38	1,212,036
7,800,000	Puerto Rico Electric Power Auth. Rev., Series 2007 UU, VRDN, 3.30%, 1/2/09 resets quarterly at 67% of the 3-month LIBOR plus 0.70% with no caps	4,056,000
10,000,000	Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRDN, 3.07%, 2/1/09 resets quarterly at 67% of the 3-month LIBOR plus 0.93% with no caps	5,550,000
		11,722,289
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $596,494,039)		514,284,041
OTHER ASSETS AND LIABILITIES — 0.5%		2,649,841
TOTAL NET ASSETS — 100.0%	$ 516,933,882

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
BHAC	-	Berskhire Hathaway Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodial Receipts
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MBIA	-	MBIA Insurance Corporation
MBIA-IBC	-	MBIA Insurance Corporation - Insured Bond Certificates
resets	-
The frequency with which a security's coupon changes, based on current market conditions or an underlying index.  The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2008.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at November 30, 2008 was $6,543,600, which represented 1.3% of total net assets.

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of November 30, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$ 514,284,041
Level 3 – Significant Unobservable Inputs	-
$ 514,284,041

3. Federal Tax Information

As of  November 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 596,494,039
Gross tax appreciation of investments	$ 9,842,206
Gross tax depreciation of investments	(92,052,204)
Net tax appreciation (depreciation) of investments	$ (82,209,998)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 26, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 26, 2009